UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Reporting Period: July 1, 2017 - June 30, 2018

Explanatory Note

The Registrant is filing this amendment to its Form N-PX for the period ended June 30, 2018 originally filed with the Securities and Exchange Commission on August 29, 2018 (Accession Number: 0001193125-18-261497). The sole purpose of this amendment is to revise the Proxy Voting Record for the SSGA S&P 500 Index Fund. Except as set forth in this amendment, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

Item 1. Proxy Voting Record

ICA File Number: 811-05430

Reporting Period: July 1, 2017 - June 30, 2018

SSGA Funds

SSGA S&P 500 Index Fund

The SSGA S&P 500 Index Fund is a feeder fund which holds shares of a corresponding master portfolio. The proxy voting records of the SSGA S&P 500 Index Fund’s master portfolio are available through the State Street Master Funds Form N-PX CIK number 0001094885, the file number: 811-09599 and the filing date of August 30, 2018.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: August 30, 2018